UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   09-30-02

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            11-04-02

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              34

Form 13F Information Table Value Total:                          180,270
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                              SHRS OR
                                                              PRN AMT;
                             TITLE OF                         SH/PRN;
       NAME OF ISSUER         CLASS      CUSIP       (X$1000) PUT/CALL DISCRETION MANAGERS   VOTING AUTHORITY
                                                                                            SOLE  SHARED   NONE
Affiliated Managers Group      Com     008252108       9,809  219,894SH   SOLE      N/A    104,058  0     115,836
Allied Cap Corp New            Com     01903Q108      11,208  512,006SH   SOLE      N/A    244,964  0     267,042
American Capital Strategies    Com     024937104       8,474  449,772SH   SOLE      N/A    217,310  0     232,462
Ambac Finl Group Inc           Com     023139108       2,504   46,460SH   SOLE      N/A     19,050  0      27,410
Arrow Electrs Inc.             Com     042735100       4,101  324,674SH   SOLE      N/A    156,364  0     168,310
Avnet Inc                      Com     053807103       3,103  287,559SH   SOLE      N/A    132,834  0     154,725
Clayton Homes Inc              Com     184190106       8,013  729,760SH   SOLE      N/A    354,040  0     375,720
Countrywide Cr Inds Inc Del    Com     222372104      11,961  253,683SH   SOLE      N/A    115,304  0     138,379
Duratek Inc                    Com     26658Q102       1,834  308,230SH   SOLE      N/A    140,247  0     167,983
EEX Corp                     Com New   26842V207       1,097  592,745SH   SOLE      N/A    297,385  0     295,360
Equity Office Properties Tr    Com     294741103       4,453  172,477SH   SOLE      N/A     83,865  0      88,612
Equity Residential          Sh Ben Int 29476L107         537   22,444SH   SOLE      N/A      9,282  0      13,162
Exxon Mobil Corp               Com     30231G102         271    8,480SH   SOLE      N/A          0  0       8,480
Gladstone Capital Corp         Com     376535100       5,514  326,680SH   SOLE      N/A    148,382  0     178,298
Intrawest Corporation        Com New   460915200       9,055  640,808SH   SOLE      N/A    293,222  0     347,586
Key Energy Svcs Inc            Com     492914106       7,493  950,836SH   SOLE      N/A    445,190  0     505,646
Kimco Realty Corp              Com     49446R109       7,196  231,386SH   SOLE      N/A    105,249  0     126,137
Level 3 Communications Inc     Com     52729N100       6,3801,640,080SH   SOLE      N/A    751,280  0     888,800
MBIA Inc                       Com     55262C100       6,909  172,940SH   SOLE      N/A     81,472  0      91,468
Mestek Inc                     Com     590829107       1,621   88,823SH   SOLE      N/A     42,196  0      46,627
NCI Building Sys Inc           Com     628852105      12,026  639,678SH   SOLE      N/A    294,102  0     345,576
Natco Group Inc.               Cl A    63227W203         562   74,690SH   SOLE      N/A     47,730  0      26,960
Palm Harbor Homes              Com     696639103       4,752  409,332SH   SOLE      N/A    190,305  0     219,027
Radian Group Inc               Com     750236101      13,277  406,522SH   SOLE      N/A    193,042  0     213,480
Rite Aid Corp                  Com     767754104          64   30,470SH   SOLE      N/A          0  0      30,470
Rouse Co                       Com     779273101       9,350  292,651SH   SOLE      N/A    136,090  0     156,561
SL Green Rlty Corp             Com     78440X101       1,478   48,066SH   SOLE      N/A     23,298  0      24,768
Schuff International Inc       Com     808156103          63   50,300SH   SOLE      N/A     29,430  0      20,870
Triad Gty Inc                  Com     895925105       9,872  283,510SH   SOLE      N/A    137,410  0     146,100
Transport Corp of Amer Inc     Com     89385P102       1,220  217,546SH   SOLE      N/A    109,331  0     108,215
USFreightways Corp             Com     916906100       7,494  261,296SH   SOLE      N/A    119,730  0     141,566
Wells Fargo & Co New           Com     949746101       3,138   65,158SH   SOLE      N/A     30,675  0      34,483
Westport Res Corp New          Com     961418100       3,509  191,756SH   SOLE      N/A     95,442  0      96,314
Westport Res Corp New        Pfd Conv  961418209       1,932   96,620SH   SOLE      N/A     48,000  0      48,620

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